Estimated Future Amortization Expense Related to Amortizable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 19.8
2014	17.1
2015	16.6
2016	16.2
2017	15.6
Thereafter	$ 192.7